UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Institutional Investment Manager Filing This Report:

CC&L FINANCIAL SERVICES GROUP
1200-925 West Georgia Street
Vancouver, British Columbia
V6C 3L2

The institutional investment manager filing this report and the person by Whom it is signed hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists, and tables, are consider integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gord MacDougall
Title: Partner
Phone: (604) 643-3155
Signature, Place, and Date of Signing:

Gord MacDougall	Vancouver, British Columbia	August 6, 1999

Report Type:

[X]	13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total: 121286417

Form 13F Information Table Value Total: 3186858

Name:


                                             FORM 13F


               Name of Reporting Manager: The CC&L FINANCIAL SERVICES GROUP


                                                                			                       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP       VALUE      Shares/     INVSTMT  SOLE     SHARED     NONE
                                                                 (x$1000)   PRN AMT     DSCRETN


Abitibi-Consolidated Inc.           Common           003924107   122,149   10,697,837    SOLE      0     10,697,837    0
Alberta Energy Company Ltd.         Common           012873105   245,014    7,666,933    SOLE      0      7,666,933    0
Alcan Aluminum Ltd.                 Common           013716105   197,589    6,255,651    SOLE      0      6,255,651    0
Bank of Montreal                    Common           063671101   289,030    7,996,138    SOLE      0      7,996,138    0
BCE Inc.                            Common           05534B109   209,163    4,314,725    SOLE      0      4,314,725    0
Canadian National Railway Co.       Common           136375102   276,891    4,143,850    SOLE      0      4,143,850    0
Canadian Occidental Petroleum Ltd.  Common           136420106   206,806   12,888,128    SOLE      0     12,888,128    0
Laidlaw Inc.                        Common           50730K503   208,684   28,866,641    SOLE      0     28,866,641    0
Magna International Inc.            CL A             559222401   330,844    5,875,003    SOLE      0      5,875,003    0
Nortel Networks Co.                 Common           656569100   170,173    1,986,375    SOLE      0      1,986,375    0
Quebecor Printing Inc.              Sub VTG Common   747922102   147,670    6,862,356    SOLE      0      6,862,356    0
Royal Bank of Canada                Common           780087102   356,146    8,109,714    SOLE      0      8,109,714    0
Suncor Inc.                         Common           867229106   316,494    7,762,100    SOLE      0      7,762,100    0
Transcanada Pipelines               Common           893526103   110,205    7,860,966    SOLE      0      7,860,966    0
